Restructuring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring
Restructuring costs	$ 3,475	$ 23,400
Cost of sales (excluding depreciation and amortization)
Restructuring
Restructuring costs	1,228	3,400
Selling, general and administrative expenses
Restructuring
Restructuring costs	2,247	20,000
North American Records and Information Management Business
Restructuring
Restructuring costs	1,560	12,600
North American Data Management
Restructuring
Restructuring costs	340	2,100
Western European Business
Restructuring
Restructuring costs	33	2,300
Other International Business
Restructuring
Restructuring costs		1,400
Corporate and Other Business
Restructuring
Restructuring costs	$ 1,542	$ 5,000